          Payden Global Fixed Income Fund

Schedule of Investments - January 31, 2020 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bonds (100%)
Australia (AUD) (1%)
250,000	Australia Government Bond,
	2.75%, 6/21/35(a)(b)	$205
1,700,000	Australia Government Bond,
	3.25%, 4/21/25(a)(b)	1,285
		1,490

Australia (GBP) (0%)
400,000	Westfield America Management Ltd.,
	2.63%, 3/30/29(a)(b)	569

Australia (USD) (0%)
250,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21(c)	264

Austria (EUR) (0%)
120,000	Republic of Austria Government Bond 144A,
	1.65%, 10/21/24(a)(b)(c)	147
120,000	Republic of Austria Government Bond 144A,
	2.40%, 5/23/34(a)(b)(c)	179
90,000	Republic of Austria Government Bond 144A,
	3.15%, 6/20/44(a)(b)(c)	169
		495
Belgium (EUR) (1%)
100,000	Kingdom of Belgium Government Bond 144A,
	0.80%, 6/22/25(a)(b)(c)	119
300,000	Kingdom of Belgium Government Bond 144A,
	1.00%, 6/22/31(a)(b)(c)	373
210,000	Kingdom of Belgium Government Bond 144A,
	1.60%, 6/22/47(a)(b)(c)	296
		788

Brazil (USD) (0%)
275,000	Banco do Brasil SA 144A, (10 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 6.362%), 9.00%(c)(d)(e)	319

Canada (CAD) (2%)
880,000	Canadian Government Bond, 3.50%, 12/01/45(b)	958
200,000	Canadian Government Bond, 5.00%, 6/01/37(b)	235
900,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29(b)(c)	684
400,000	Municipal Finance Authority of British
	Columbia, 2.55%, 10/09/29(b)	317
500,000	OMERS Finance Trust 144A,
	2.60%, 5/14/29(b)(c)	396
		2,590
Canada (EUR) (0%)
400,000	Canadian Imperial Bank of Commerce,
	0.38%, 5/03/24(a)(b)	447

Canada (USD) (1%)
360,000	1011778 BC ULC/New Red Finance Inc. 144A,
	5.00%, 10/15/25(c)	372
405,000	Manulife Financial Corp., (USD ICE Swap Rate 11:00 am NY 5Y + 1.647%), 4.06%, 2/24/32(e)	431
		803
Cayman Islands (USD) (6%)
250,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD
	+ 2.450%), 4.27%, 7/18/27(c)(e)	245

Principal or Shares	Security Description	Value (000)

350,000	Arbor Realty Commercial Real Estate Notes
	2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.500%), 3.18%, 5/15/37(c)(e)	$351
540,000	Atrium XII 144A, (3 mo. LIBOR USD
	+ 2.800%), 4.60%, 4/22/27(c)(e)	539
300,000	Avolon Holdings Funding Ltd. 144A,
	3.95%, 7/01/24(c)	316
525,000	BDS 2019-FL4 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.100%), 2.78%, 8/15/36(c)(e)	526
500,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.650%), 3.31%, 2/16/37(c)(e)	500
200,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.950%), 3.61%, 2/16/37(c)(e)	200
400,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.250%), 3.01%, 8/20/35(c)(e)	402
300,000	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 144A, 7.13%, 7/31/26(c)	314
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.300%), 2.98%, 2/22/36(c)(e)	503
678,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.150%), 3.83%, 9/15/28(c)(e)	676
250,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR
	USD + 3.300%), 5.12%, 1/20/30(c)(e)	251
400,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.080%), 2.76%, 8/15/28(c)(e)	402
250,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.450%), 3.13%, 8/15/28(c)(e)	251
300,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 2.77%, 6/15/36(c)(e)	301
400,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.500%), 3.18%, 5/15/36(c)(e)	401
400,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
	LIBOR USD + 1.150%), 2.83%, 6/15/28(c)(e)	401
350,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR
	USD + 2.900%), 4.69%, 4/26/31(c)(e)	337
300,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD
	+ 1.600%), 3.37%, 4/30/27(c)(e)	299
375,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD
	+ 3.000%), 4.77%, 4/30/27(c)(e)	363
700,000	Palmer Square Loan Funding 2020-1 Ltd. 144A,
	(3 mo. LIBOR USD + 0.800%),
	2.60%, 2/20/28(c)(e)(f)	700
300,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.420%), 3.09%, 4/14/36(c)(e)	301
200,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 1.600%), 3.28%, 7/15/38(c)(e)	201
300,000	Voya CLO 2015-1 Ltd. 144A, (3 mo. LIBOR
	USD + 2.350%), 4.17%, 1/18/29(c)(e)	288
		9,068
Chile (USD) (0%)
191,268	Latam Airlines 2015-1 Pass-Through Trust A,
	4.20%, 11/15/27	198

Denmark (DKK) (0%)
650,000	Denmark Government Bond,
	4.50%, 11/15/39(b)	187

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Dominica Republic (USD) (0%)
200,000	Dominican Republic International Bond 144A,
	5.50%, 1/27/25(c)	$215

Finland (EUR) (0%)
170,000	Finland Government Bond 144A,
	2.75%, 7/04/28(a)(b)(c)	238

France (EUR) (4%)
275,000	Altice France SA 144A, 2.13%, 2/15/25(b)(c)	300
500,000	Credit Mutuel Arkea SA, 1.63%, 4/15/26(a)(b)	592
200,000	Crown European Holdings SA,
	2.88%, 2/01/26(a)(b)	239
1,100,000	French Republic Government Bond OAT,
	0.75%, 11/25/28(a)(b)	1,331
350,000	French Republic Government Bond OAT 144A,
	1.25%, 5/25/36(a)(b)(c)	455
1,120,000	French Republic Government Bond OAT,
	1.75%, 11/25/24(a)(b)	1,381
150,000	French Republic Government Bond OAT 144A,
	2.00%, 5/25/48(a)(b)(c)	230
390,000	French Republic Government Bond OAT,
	3.25%, 5/25/45(a)(b)	719
		5,247
France (USD) (1%)
300,000	BNP Paribas SA 144A, (U.S. Secured Overnight
	Financing Rate + 1.507%), 3.05%, 1/13/31(c)(e)	309
400,000	BPCE SA 144A, 2.38%, 1/14/25(c)	403
		712
Germany (EUR) (3%)
170,000	Bundesrepublik Deutschland Bundesanleihe,
	0.25%, 8/15/26(a)(b)(f)	196
1,500,000	Bundesrepublik Deutschland Bundesanleihe,
	0.25%, 2/15/29(a)(b)	1,781
350,000	Bundesrepublik Deutschland Bundesanleihe,
	1.25%, 8/15/48(a)(b)	523
60,000	Bundesrepublik Deutschland Bundesanleihe,
	3.25%, 7/04/42(a)(b)	117
350,000	Bundesrepublik Deutschland Bundesanleihe,
	4.00%, 1/04/37(a)(b)	671
150,000	IHO Verwaltungs GmbH 144A,
	3.63%, 5/15/25(b)(c)	171
450,000	Volkswagen Leasing GmbH,
	1.38%, 1/20/25(a)(b)	523
		3,982
Ghana (USD) (0%)
200,000	Ghana Government International Bond 144A,
	7.88%, 3/26/27(c)	214

Greece (EUR) (0%)
425,000	Hellenic Republic Government Bond 144A,
	1.88%, 2/04/35(a)(b)(c)	480

Iceland (EUR) (0%)
400,000	Landsbankinn HF, 1.63%, 3/15/21(a)(b)	451

India (USD) (1%)
250,000	Muthoot Finance Ltd. 144A, 6.13%, 10/31/22(c)	260
665,000	Shriram Transport Finance Co. Ltd. 144A,
	5.95%, 10/24/22(c)	682
		942

Principal or Shares	Security Description	Value (000)
Indonesia (EUR) (0%)
290,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28(b)(c)	$390

Indonesia (USD) (0%)
200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25(c)	216
310,000	Perusahaan Penerbit SBSN Indonesia III 144A,
	4.15%, 3/29/27(c)	337
		553
Ireland (EUR) (2%)
650,000	Blackrock European CLO VII DAC 144A, (3 mo. EURIBOR + 1.700%), 1.70%, 10/15/31(b)(c)(e)	721
500,000	Henley CLO I DAC 144A, (3 mo. EURIBOR
	+ 1.140%), 1.14%, 7/15/32(b)(c)(e)	556
250,000	Ireland Government Bond, 1.10%, 5/15/29(a)(b)	310
100,000	Ireland Government Bond, 3.40%, 3/18/24(a)(b)	129
750,000	OZLME V DAC 144A, (3 mo. EURIBOR
	+ 1.750%), 1.75%, 1/14/32(b)(c)(e)	834
325,000	St Paul’s CLO IX DAC, (3 mo. EURIBOR
	+ 0.820%), 0.82%, 11/15/30(a)(b)(e)	360
		2,910
Ireland (USD) (1%)
185,000	Shire Acquisitions Investments Ireland DAC,
	2.88%, 9/23/23	190
535,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21(c)	541
		731
Italy (EUR) (4%)
270,000	Assicurazioni Generali SpA, (3 mo. EURIBOR
	+ 5.350%), 5.00%, 6/08/48(a)(b)(e)	361
550,000	Italy Buoni Poliennali Del Tesoro 144A,
	2.95%, 9/01/38(a)(b)(c)	744
1,040,000	Italy Buoni Poliennali Del Tesoro 144A,
	3.85%, 9/01/49(a)(b)(c)	1,649
1,180,000	Italy Buoni Poliennali Del Tesoro,
	4.50%, 5/01/23(b)	1,497
1,040,000	Italy Buoni Poliennali Del Tesoro,
	5.25%, 11/01/29(b)	1,622
		5,873
Italy (USD) (0%)
350,000	UniCredit SpA 144A, 6.57%, 1/14/22(c)	377

Japan (EUR) (0%)
250,000	Takeda Pharmaceutical Co. Ltd. 144A,
	3.00%, 11/21/30(b)(c)	337

Japan (JPY) (13%)
337,400,000	Japan Government Ten Year Bond,
	0.30%, 12/20/25(b)	3,200
355,000,000	Japan Government Ten Year Bond,
	0.80%, 9/20/23(b)	3,393
85,000,000	Japan Government Thirty Year Bond,
	0.80%, 3/20/48(b)	879
205,800,000	Japan Government Thirty Year Bond,
	1.40%, 12/20/45(b)	2,412
8,000,000	Japan Government Thirty Year Bond,
	2.00%, 9/20/40(b)	100

2

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

40,000,000	Japan Government Thirty Year Bond,
	2.20%, 9/20/39(b)	$509
140,000,000	Japan Government Thirty Year Bond,
	2.30%, 3/20/39(b)	1,793
354,500,000	Japan Government Twenty Year Bond,
	1.70%, 9/20/33(b)	4,000
325,000,000	Japan Government Twenty Year Bond,
	2.10%, 6/20/28(b)	3,563
		19,849
Japan (USD) (1%)
500,000	Takeda Pharmaceutical Co. Ltd.,
	5.00%, 11/26/28	596

Jersey (GBP) (0%)
300,000	Heathrow Funding Ltd., 7.13%, 2/14/24(a)(b)	483

Kenya (USD) (0%)
200,000	Kenya Government International Bond,
	6.88%, 6/24/24(a)	217

Luxembourg (EUR) (1%)
750,000	Allergan Funding SCS, 1.25%, 6/01/24(b)	874
600,000	Becton Dickinson Euro Finance Sarl,
	1.21%, 6/04/26(b)	695
		1,569
Luxembourg (USD) (0%)
240,000	Allergan Funding SCS, 3.45%, 3/15/22	247

Malaysia (MYR) (0%)
1,700,000	Malaysia Government Bond, 3.50%, 5/31/27(b)	425

Mexico (EUR) (0%)
300,000	Mexico Government International Bond,
	1.13%, 1/17/30(b)	331

Mexico (MXN) (1%)
5,500,000	Mexican Bonos, 6.50%, 6/10/21(b)	290
12,560,512	Mexican Udibonos, 4.00%, 11/03/50(b)	758
		1,048
Mexico (USD) (1%)
400,000	Petroleos Mexicanos 144A, 5.95%, 1/28/31(c)	408
320,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27(c)	348
		756
Netherlands (EUR) (1%)
350,000	Ashland Services BV 144A, 2.00%, 1/30/28(b)(c)	389
325,000	Dryden 39 Euro CLO 2015 BV, (3 mo. EURIBOR + 0.870%), 0.87%, 10/15/31(a)(b)(e)	362
300,000	Netherlands Government Bond 144A,
	0.50%, 7/15/26(a)(b)(c)	355
130,000	Netherlands Government Bond 144A,
	2.25%, 7/15/22(a)(b)(c)	154
230,000	Netherlands Government Bond 144A,
	4.00%, 1/15/37(a)(b)(c)	433
220,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(a)(b)	217
110,000	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 3/01/25(b)	124
		2,034
Netherlands (GBP) (0%)
400,000	ING Groep NV, 3.00%, 2/18/26(a)(b)	572

Principal or Shares	Security Description	Value (000)
Netherlands (USD) (1%)
700,000	Enel Finance International NV 144A,
	4.63%, 9/14/25(c)	$779
300,000	Petrobras Global Finance BV, 6.90%, 3/19/49	366
200,000	Prosus NV 144A, 3.68%, 1/21/30(c)	207
250,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	246
		1,598
New Zealand (USD) (0%)
310,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23(c)	329
250,000	BNZ International Funding Ltd. 144A,
	2.10%, 9/14/21(c)	252
		581

Nigeria (USD) (0%)
400,000	Nigeria Government International Bond,
	6.75%, 1/28/21(a)	415

Peru (USD) (1%)
200,000	Banco de Credito del Peru 144A,
	2.70%, 1/11/25(c)	200
387,000	Banco Internacional del Peru SAA Interbank
	144A, 3.25%, 10/04/26(c)	393
		593
Poland (PLN) (0%)
410,000	Republic of Poland Government Bond,
	2.75%, 10/25/29(b)	111
500,000	Republic of Poland Government Bond,
	5.25%, 10/25/20(b)	133
		244
Russian Federation (RUB) (0%)
14,880,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27(b)	261

Senegal (USD) (0%)
295,000	Senegal Government International Bond 144A, 8.75%, 5/13/21(c)	319

Singapore (SGD) (0%)
280,000	Singapore Government Bond, 3.50%, 3/01/27(b)	233

Spain (EUR) (3%)
400,000	Banco de Sabadell SA, 1.75%, 5/10/24(a)(b)	461
500,000	CaixaBank SA, 1.38%, 6/19/26(a)(b)	579
500,000	Spain Government Bond, 0.75%, 7/30/21(b)	565
500,000	Spain Government Bond 144A,
	1.95%, 4/30/26(a)(b)(c)	624
800,000	Spain Government Bond 144A,
	1.95%, 7/30/30(a)(b)(c)	1,040
320,000	Spain Government Bond 144A,
	2.90%, 10/31/46(a)(b)(c)	505
500,000	Telefonica Emisiones SA, 1.53%, 1/17/25(a)(b)	595
		4,369
Sri Lanka (USD) (0%)
300,000	Sri Lanka Government International Bond 144A,
	5.88%, 7/25/22(c)	306

Sweden (SEK) (0%)
2,900,000	Sweden Government Bond,
	1.00%, 11/12/26(a)(b)	327

Switzerland (CHF) (1%)
550,000	Swiss Confederation Government Bond,
	0.50%, 5/27/30(a)(b)	649

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Switzerland (USD) (0%)
395,000	Credit Suisse Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.560%), 2.59%, 9/11/25(c)(e)	$402

Thailand (THB) (0%)
15,100,000	Thailand Government Bond, 1.60%, 12/17/29(b)	498

United Kingdom (EUR) (1%)
500,000	Nationwide Building Society, (5 yr. Euro Swap + 1.500%), 2.00%, 7/25/29(a)(b)(e)	581

United Kingdom (GBP) (5%)
350,000	Barclays PLC, 3.00%, 5/08/26(a)(b)	491
310,000	HSBC Bank PLC, (3 mo. LIBOR GBP + 1.500%), 5.38%, 11/04/30(b)(e)	485
250,000	Legal & General Group PLC, (5 yr. UK Government Bonds Note Generic Bid Yield3.170%), 5.50%, 6/27/64(a)(b)(e)	408
350,000	Lloyds Banking Group PLC, (5 yr. UK Government Bonds Note Generic Bid Yield4.607%), 5.13%, 3/27/68(b)(d)(e)	486
250,000	Prudential PLC, 6.13%, 12/19/31(a)(b)	450
437,804	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 1.60%, 8/20/56(b)(c)(e)	580
300,000	Royal Bank of Scotland Group PLC, (1 yr. GBP Interest Rate Swap1.490%), 2.88%, 9/19/26(a)(b)(e)	417
100,000	United Kingdom Gilt, 0.50%, 7/22/22(a)(b)	133
340,000	United Kingdom Gilt, 4.25%, 12/07/55(a)(b)	895
260,000	United Kingdom Gilt, 4.25%, 12/07/55(a)(b)	685
760,000	United Kingdom Gilt, 4.75%, 12/07/38(a)(b)	1,673
420,000	United Kingdom Gilt, 5.00%, 3/07/25(a)(b)	683

		7,386

United Kingdom (USD) (0%)
400,000	Lloyds Banking Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.000%), 2.44%, 2/05/26(e)	403

United States (EUR) (3%)
350,000	AT&T Inc., 1.80%, 9/14/39(b)	389
450,000	Blackstone Holdings Finance Co. LLC 144A, 1.00%, 10/05/26(b)(c)	522
500,000	Chubb INA Holdings Inc., 0.88%, 12/15/29(b)	567
200,000	Equinix Inc., 2.88%, 10/01/25(b)	228
100,000	Fidelity National Information Services Inc., 0.75%, 5/21/23(b)	114
400,000	General Motors Financial Co. Inc., 0.96%, 9/07/23(a)(b)	452
250,000	International Flavors & Fragrances Inc., 1.80%, 9/25/26(b)	298
400,000	Morgan Stanley, (3 mo. EURIBOR + 0.753%), 0.64%, 7/26/24(b)(e)	452
200,000	Standard Industries Inc. 144A, 2.25%, 11/21/26(b)(c)	225
250,000	Verizon Communications Inc., 2.88%, 1/15/38(b)	348
550,000	Zimmer Biomet Holdings Inc., 1.16%, 11/15/27(b)	630

		4,225

United States (GBP) (0%)
100,000	Fidelity National Information Services Inc., 2.60%, 5/21/25(b)	140

Principal or Shares	Security Description	Value (000)

110,000	Textron Inc., 6.63%, 4/07/20(b)	$147

		287

United States (USD) (40%)
250,000	AbbVie Inc. 144A, 4.25%, 11/21/49(c)	273
400,000	Allison Transmission Inc. 144A,
	5.88%, 6/01/29(c)	438
390,000	American Equity Investment Life Holding Co.,
	5.00%, 6/15/27	427
475,000	Antero Resources Corp., 5.00%, 3/01/25(g)	315
350,000	Ares Capital Corp., 3.63%, 1/19/22	358
400,000	AT&T Inc., 4.35%, 3/01/29	451
8,460,305	BANK 2018-BNK14, 0.67%, 9/15/60(h)	295
200,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.870%), 2.46%, 10/22/25(e)	204
350,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 1.210%), 3.97%, 2/07/30(e)	393
500,000	Boise Cascade Co. 144A, 5.63%, 9/01/24(c)	520
400,000	Boston Properties LP, 2.90%, 3/15/30	413
252,000	BX Commercial Mortgage Trust 2018-IND
	144A, (1 mo. LIBOR USD + 1.700%),
	3.38%, 11/15/35(c)(e)	253
280,000	BX Commercial Mortgage Trust 2018-IND
	144A, (1 mo. LIBOR USD + 1.800%),
	3.48%, 11/15/35(c)(e)	281
750,000	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 2.300%),
	3.98%, 10/15/36(c)(e)	754
200,000	BX Commercial Mortgage Trust 2020-BXLP
	144A, (1 mo. LIBOR USD + 2.000%),
	3.75%, 12/15/29(c)(e)	201
2,311,182	Cantor Commercial Real Estate Lending
	2019-CF1, 1.30%, 5/15/52(h)	192
300,000	CARS-DB4 LP 144A, 3.25%, 2/15/50(c)	305
350,000	CARS-DB4 LP 144A, 4.17%, 2/15/50(c)	353
220,000	Centene Corp. 144A, 4.25%, 12/15/27(c)	230
300,000	CenterPoint Energy Inc., 3.70%, 9/01/49	313
150,000	Cheniere Energy Partners LP 144A,
	4.50%, 10/01/29(c)	153
385,000	Cigna Corp., 4.38%, 10/15/28	435
300,000	CIT Bank NA, (U.S. Secured Overnight
	Financing Rate + 1.715%), 2.97%, 9/27/25(e)	303
750,000	Citigroup Inc., (U.S. Secured Overnight
	Financing Rate + 1.146%), 2.67%, 1/29/31(e)	760
842,071	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	3.81%, 11/25/39(c)(e)	850
280,000	Connecticut Avenue Securities Trust 2019-R01
	144A, (1 mo. LIBOR USD + 2.450%),
	4.11%, 7/25/31(c)(e)	284
250,000	Connecticut Avenue Securities Trust 2019-R03
	144A, (1 mo. LIBOR USD + 2.150%),
	3.81%, 9/25/31(c)(e)	253
200,000	Connecticut Avenue Securities Trust 2020-R01
	144A, (1 mo. LIBOR USD + 2.050%),
	3.74%, 1/25/40(c)(e)	202
400,000	CVS Health Corp., 4.30%, 3/25/28	444

4

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

175,000	Diamond Sports Group LLC/Diamond Sports Finance Co. 144A, 5.38%, 8/15/26(c)	$175
90,000	Dignity Health, 3.13%, 11/01/22	93
420,750	Driven Brands Funding LLC 144A, 4.64%, 4/20/49(c)	445
200,000	Energy Transfer Operating LP, 3.75%, 5/15/30	204
320,000	Energy Transfer Operating LP, 6.50%, 2/01/42	388
230,000	EQM Midstream Partners LP, 4.75%, 7/15/23	227
310,000	EQT Corp., 3.00%, 10/01/22	299
400,000	Equinix Inc., 3.20%, 11/18/29	415
235,000	Evergy Inc., 2.90%, 9/15/29	241
161,486	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%), 2.61%, 10/25/29(e)	162
350,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%), 3.81%, 10/25/30(e)	357
244,064	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%), 5.91%, 1/25/29(e)	260
330,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%), 5.91%, 4/25/29(e)	354
137,293	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.450%), 6.11%, 1/25/29(e)	146
199,651	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 9.500%), 11.16%, 5/25/29(e)	258
497,970	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 11.91%, 1/25/29(e)	660
498,776	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%), 12.41%, 1/25/29(e)	656
460,000	Fannie Mae-Aces, 3.82%, 9/25/30(h)	528
400,000	FHLMC Multifamily Structured Pass-Through Certificates, 2.88%, 4/25/26	424
412,580	FN AS4885 30YR, 3.50%, 5/01/45	432
1,313,300	FN BK4764 30YR, 4.00%, 8/01/48	1,376
643,626	FN CA0133 30YR, 4.00%, 8/01/47	677
1,294,596	FN FM1717 30YR, 3.50%, 12/01/45	1,369
512,751	FN MA3143 30YR, 3.00%, 9/01/47	528
720,870	FN MA3238 30YR, 3.50%, 1/01/48	752
1,323,460	FN MA3247 15YR, 3.00%, 1/01/33	1,368
615,439	FN MA3521 30YR, 4.00%, 11/01/48	643
799,391	FN MA3774 30YR, 3.00%, 9/01/49	818
1,477,427	FN MA3864 15YR, 2.50%, 12/01/34	1,505
1,420,357	FN MA3871 30YR, 3.00%, 12/01/49	1,453
1,190,000	FNCI, 4.00%, 30YR TBA(i)	1,243
430,000	Ford Motor Co., 4.35%, 12/08/26	448
400,000	Ford Motor Co., 4.75%, 1/15/43	374
600,000	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%), 3.96%, 10/25/48(c)(e)	612
141,929	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 0.900%), 2.56%, 1/25/49(c)(e)	142
457,656	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 2.450%), 4.11%, 3/25/49(c)(e)	465

Principal or Shares	Security Description	Value (000)

275,000	Freddie Mac STACR Trust 2019-DNA3 144A, (1 mo. LIBOR USD + 2.050%), 3.71%, 7/25/49(c)(e)	$278
200,000	Freddie Mac STACR Trust 2019-DNA4 144A, (1 mo. LIBOR USD + 2.700%), 4.36%, 10/25/49(c)(e)	202
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 3.250%), 4.91%, 7/25/29(e)	266
325,000	FS KKR Capital Corp., 4.75%, 5/15/22	338
397,100	G2 MA3663 30YR, 3.50%, 5/20/46	415
1,309,583	G2 MA4126 30YR, 3.00%, 12/20/46	1,359
606,770	G2 MA5021 30YR, 4.50%, 2/20/48	644
720,000	G2SF, 3.50%, 30YR TBA(i)	743
350,000	General Motors Co., 6.25%, 10/02/43	414
450,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	479
19,864	GreenPoint MTA Trust 2005-AR1, (1 mo. LIBOR USD + 0.560%), 2.22%, 6/25/45(e)	21
150,000	HCA Inc., 4.13%, 6/15/29	163
500,000	HCA Inc., 5.38%, 2/01/25	560
350,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.510%), 2.74%, 10/15/30(e)	360
375,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	488
250,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43(c)	323
130,000	Laredo Petroleum Inc., 9.50%, 1/15/25	118
500,000	LMREC 2019-CRE3 Inc. 144A, (1 mo. LIBOR USD + 1.400%), 3.06%, 12/22/35(c)(e)	502
380,000	Madison Avenue Trust 2013-650M 144A, 4.17%, 10/12/32(c)(h)	383
450,000	Meritage Homes Corp., 5.13%, 6/06/27	485
170,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39(c)	303
134,000	Navient Corp., 8.00%, 3/25/20	135
251,835	New Residential Mortgage Loan Trust 2017-2 144A, 4.00%, 3/25/57(c)(h)	269
450,000	NextEra Energy Capital Holdings Inc., 3.55%, 5/01/27	488
485,000	Northwell Healthcare Inc., 4.26%, 11/01/47	559
250,000	Occidental Petroleum Corp., 2.70%, 8/15/22	254
320,000	ONEOK Partners LP, 6.65%, 10/01/36	415
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39(c)	108
300,000	Planet Fitness Master Issuer LLC 144A, 3.86%, 12/05/49(c)	308
700,000	Progress Residential 2019-SFR4 Trust 144A, 2.69%, 10/17/36(c)	710
500,000	SBA Tower Trust 144A, 2.84%, 1/15/25(c)	518
500,000	SLM Corp., 5.13%, 4/05/22	517
240,000	SM Energy Co., 6.13%, 11/15/22	238
390,854	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 3.31%, 4/25/43(c)(e)	393
400,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 4.06%, 2/25/47(c)(e)	411
200,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44(c)	256

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

640,000	Toledo Hospital, 5.33%, 11/15/28	$731
1,030,000	U.S. Treasury Bond, 2.25%, 8/15/46	1,077
100,000	U.S. Treasury Bond, 2.88%, 5/15/49	119
1,510,000	U.S. Treasury Bond, 3.00%, 8/15/48(j)(k)	1,833
830,000	U.S. Treasury Bond, 4.50%, 5/15/38	1,183
2,300,000	U.S. Treasury Bond, 5.38%, 2/15/31	3,195
3,157,364	U.S. Treasury Inflation Indexed Bonds,
	0.25%, 7/15/29	3,282
1,500,000	U.S. Treasury Note, 2.38%, 5/15/29	1,613
300,000	Ventas Realty LP, 3.00%, 1/15/30	307
325,000	Ventas Realty LP, 3.50%, 2/01/25	345
200,000	VICI Properties LP/VICI Note Co. Inc. 144A, 4.25%, 12/01/26(c)	206
280,000	Welltower Inc., 3.63%, 3/15/24	298
297,750	Wingstop Funding 2018-1 LLC 144A,
	4.97%, 12/05/48(c)	308
330,000	WPX Energy Inc., 4.50%, 1/15/30	332

		60,402

Total Bonds (Cost - $146,995)		153,076

Bank Loans(l) (0%)
150,000	AI Convoy Luxembourg SARL Term Loan B 1L, (3 mo. EURIBOR + 3.750%) 3.75%, 1/31/27 EUR (b)	166
150,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo. EURIBOR + 2.625%) 2.63%, 1/30/27 EUR (b)	167
300,000	Grifols SA Term Loan B 1L, (3 mo. EURIBOR + 2.250%) 2.25%, 11/15/27 EUR (b)	336

Total Bank Loans (Cost - $662)		669

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $162)		13

Investment Company (4%)
3,930,940	Payden Cash Reserves Money Market Fund *	3,931
146,702	Payden Floating Rate Fund, SI Class *	1,461

Total Investment Company (Cost - $5,399)		5,392

Principal or Shares	Security Description	Value (000)

Total Investments, Before Swaptions Written
(Cost - $153,218) (104%)		159,150

Written Swaptions (0%)
Total Written Swaptions (Cost - $(126))		$(1)

Total Investments (Cost - $153,092) (104%)		159,149
Liabilities in excess of Other Assets (-4%)		(5,883)

Net Assets (100%)		$153,266

*	Affiliated investment
(a)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Perpetual security with no stated maturity date.
(e)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(f)	Yield to maturity at time of purchase.
(g)

All or a portion of these securities are on loan. At January 31, 2020, the total market value of the Fund’s securities on loan is $315 and the total market value of the collateral held by the Fund is $333. Amounts in 000s.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Security was purchased on a delayed delivery basis.
(j)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(k)	All or a portion of the security is pledged to cover futures contract margin requirements.
(l)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020. The stated maturity is subject to prepayments.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Swaptions 0.0%
10Y-2Y CMS Index, 2/06/20, Pay Fixed 0.112% at Maturity, Receive Pay at Maturity with Strike Cap of 0.205%	BNP PARIBAS	$32,913	02/06/2020	$—	Call
10-Year Interest Rate Swap, 02/20/20, Pay Fixed 1.78% Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	4,096	02/20/2020	13	Call
2-Year Interest Rate Swap, 02/05/22, Pay Fixed 1.6375% Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	16,779	02/05/2022	—	Put

Total Swaptions				$13

6

Payden Global Fixed Income Fund continued

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Swaptions 0.0%
10-Year Interest Rate Swap, 02/05/30, Receive Fixed 1.78%	BNP PARIBAS	$3,548	02/05/2030	$—	Put
Semi-Annually, Pay Variable Quarterly, 3-Month USD LIBOR
10-Year Interest Rate Swap, 02/20/20, Receive Fixed 0.4%	Citibank, N.A.	2,866	02/20/2020	(1)	Call
Semi-Annually, Pay Variable Quarterly, 3-Month USD LIBOR

Total Swaptions				$(1)

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
JPY 93,000	USD 855	Barclays Bank PLC	02/18/2020	$4
USD 499	THB 15,150	Barclays Bank PLC	02/05/2020	13
USD 428	MYR 1,752	Barclays Bank PLC	05/06/2020	2
USD 34,114	EUR 30,585	Citibank, N.A.	02/18/2020	156
USD 253	PLN 972	Citibank, N.A.	04/28/2020	2
USD 1,098	MXN 20,890	HSBC Bank USA, N.A.	04/28/2020	7
USD 335	SEK 3,182	HSBC Bank USA, N.A.	04/28/2020	3
USD 237	SGD 320	HSBC Bank USA, N.A.	04/28/2020	2
USD 2,578	CAD 3,389	State Street Bank & Trust Co.	04/28/2020	17
USD 1,532	AUD 2,235	State Street Bank & Trust Co.	04/28/2020	33

				239

Liabilities:
BRL 1,287	USD 304	Citibank, N.A.	04/30/2020	(4)
MXN 5,750	USD 304	Citibank, N.A.	04/30/2020	(3)
MYR 1,711	USD 419	Barclays Bank PLC	02/05/2020	(1)
RUB 16,920	USD 270	Barclays Bank PLC	02/05/2020	(6)
THB 15,150	USD 487	HSBC Bank USA, N.A.	02/05/2020	(1)
USD 410	MYR 1,711	Barclays Bank PLC	02/05/2020	(7)
USD 263	RUB 16,920	Barclays Bank PLC	02/05/2020	(1)
USD 20,316	JPY 2,233,700	Barclays Bank PLC	02/18/2020	(319)
USD 110	EUR 100	Citibank, N.A.	02/18/2020	(1)
USD 650	CHF 626	Citibank, N.A.	04/28/2020	(4)
USD 9,302	GBP 7,113	HSBC Bank USA, N.A.	02/18/2020	(95)
USD 188	DKK 1,263	HSBC Bank USA, N.A.	04/28/2020	(1)
USD 498	THB 15,550	HSBC Bank USA, N.A.	05/07/2020	(2)
ZAR 3,350	USD 227	Citibank, N.A.	04/30/2020	(6)

				(451)

Net Unrealized Appreciation (Depreciation)				$(212)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
Euro-Bobl Future	14	Mar-20	$2,095	$14	$14
Euro-Schatz Future	46	Mar-20	5,718	6	6
U.S. Long Bond Future	3	Mar-20	491	13	13
U.S. Treasury 10-Year Note Future	10	Mar-20	1,317	24	24
U.S. Treasury 2-Year Note Future	23	Mar-20	4,976	14	14

7   Payden Mutual Funds

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
U.S. Treasury 5-Year Note Future	44	Mar-20	5,294	59	59
U.S. Ultra Bond Future	11	Mar-20	2,131	62	62

					192

Short Contracts:
Euro-BTP Future	21	Mar-20	(3,448)	(141)	(141)
Euro-Bund Future	18	Mar-20	(3,494)	(50)	(50)
Long Gilt Future	8	Mar-20	(1,426)	(35)	(35)
U.S. 10-Year Ultra Future	67	Mar-20	(9,759)	(180)	(180)

					(406)

Total Futures					$(214)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly, Pay Variable 1.55% (3M KWCDC) Quarterly	10/07/2029	$ 1,584,200	$(28)	$—	$(28)
5-Year Interest Rate Swap, Receive Fixed 2.920% Quarterly, Pay Variable 2.75% (CNRR007) Quarterly	01/17/2025	11,580	23	—	23
5-Year Interest Rate Swap, Receive Fixed 2.960% Quarterly, Pay Variable 2.43% (CNRR007) Quarterly	12/09/2024	28,890	66	—	66

			$61	$—	$61

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America	12/20/2024	$1,287	$69	$85	$(16)
High Yield Series 33 Index), Pay 5% Quarterly, Receive upon credit default

8